Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment

	June 30, 2026	December 31, 2025
Leasehold improvements (approximately 2-year useful life)	$95,100	$81,500
Furniture, fixtures and equipment (3 to 7-year useful life)	188,533	179,700
Laboratory and production equipment (5-year useful life)	296,434	—
Less: accumulated depreciation	(263,780)	(251,200)
Total	$316,287	$10,000